Commitments and contingencies - Outstanding signed commitments (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	$ 583,317	$ 539,251	$ 503,729
BBVA Continental [member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount		190,000	190,000
Banco de Credito del Peru [member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount		114,251	123,729
Pacfico Surich [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	200,000
La Positiva [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	70,000
Rimac (Travelers) [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	60,000
Scotiabank [member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee outstanding, amount	$ 253,317	$ 235,000	$ 190,000